Share capital - November 2016 Offering (Details) - USD ($)					12 Months Ended
	Mar. 11, 2017	Nov. 01, 2016	Dec. 14, 2015	Mar. 11, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Payments for share issue costs			$ 1,638,000		$ 250,000	$ 1,107,000	$ 4,223,000
Exercise price (in usd per share)			$ 7.10
Proceeds from warrants exercised					242,000	0	0
Warrant liability					3,897,000	6,854,000	10,891,000	$ 8,225,000
Warrant exercise period			5 years
Gain (loss) on change in fair value of warrant liability					(2,222,000)	$ (4,437,000)	$ 10,956,000
Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants (in shares)		0.45
Period after date of issuance in which warrants become exercisable		6 months
Sale of stock offering period		3 years
Exercise price (in usd per share)		$ 4.70
Pre-Funded Warrants | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity				$ 9,000,000
Share issue related cost				643,000
Pre-Funded Warrants | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity		$ 3,239,000
Share issue related cost		450,000
Share capital | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity			$ 8,952,000	7,000,000
Share issue related cost			$ 881,000	$ 473,000
Share capital | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity		3,921,000
Share issue related cost		$ 544,000
Common share
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)			2,331,000
Common share | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)			2,100,000	596,775
Payments for share issue costs				$ 2,560,000
Finance costs				7,000
Sale of stock, price per share (USD per share)			$ 5.54
Common share | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)		2,100,000
Number of securities called by warrants (in shares)		945,000
Proceeds from issuance or sale of equity		$ 7,600,000
Payments for share issue costs		1,000,000
Finance costs		$ 27,000
Sale of stock, price per share (USD per share)		$ 10.00
Warrants exercisable in share-based payment arrangement, number of trading days immediately prior to exercise date		10 days
Proceeds from warrants exercised		$ 4,400,000
Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant liability		400,000	$ 7,698,000		$ 3,897,000
Warrant liability | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Share issue related cost			757,000	$ 1,451,000
Warrant liability | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Share issue related cost		56,000
General and Administrative | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Gain (loss) on change in fair value of warrant liability	$ 1,451,000	$ 56,000	$ 757,000
Pre-Funded Warrants | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)		$ 3.60
Warrants Not Settleable In Cash
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate			1.68%
Expected volatility			107.57%
Warrants Not Settleable In Cash | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Expected life (years)	5 years
Expected dividend yield	0.00%
Warrants Not Settleable In Cash | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate		0.63%
Expected volatility		112.48%
Expected life (years)					1 year 7 months 17 days
Expected dividend yield				0.00%
Warrants Not Settleable In Cash | Series C Warrant | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)				$ 62
Initial beneficial ownership limitation option one				4.90%
Warrant exercise period		5 years		5 years